INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

10.      INCOME TAXES

Yiren Digital is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Yiren Digital is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, YouRace HK is subject to 8.25% Profits Tax rate on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.  YouRace Hengchuang was recognized as a Software Enterprise and thereby entitled to full exemption from EIT for two years beginning with its first profitable year, i.e., 2015 and 2016, and a 50% reduction for the subsequent three years. In 2020, YouRace Hengchuang qualified as "high and new technology enterprise strongly supported by the State" ("HNTE") under the EIT Law and was entitled to preferential income tax rate of 15%. Yi Ren Heng Sheng Technology Development (Beijing) Co., Ltd. ("Yi Ren Heng Sheng" ) obtained the software enterprise certificate in March 2021, and was qualified as a Software Enterprise and thereby entitled to full exemption from EIT for two years beginning with its first profitable year, i.e., 2020 and 2021, and a 50% reduction for the subsequent three years. In addition,  Hengyuda has been recognized as within encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15%.  Yiding Technology was a small low-profit enterprise, whose taxable income not exceed RMB1 million is computed at a reduced rate of 25%, taxable income from RMB1 million to RMB3 million at a reduced rate of 50%, and subject to income tax of 20%.  Yiren Digital’s other subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries established in the PRC are subject to income tax rate of 25%, according to the EIT Law. The consolidated ABFE are not subject to income tax.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with the PRC.

Since January 1, 2014, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2015 of the Group’s PRC subsidiaries and VIEs, remain subject to tax audits as of December 31, 2020, at the tax authority’s discretion.

Income tax expenses are comprised of the following:

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax (i)	(474,874)	370,946	77,274
Deferred tax (i)	669,161	(131,718)	(157,885)
Total	194,287	239,228	(80,611)

Reconciliation between the income tax at the PRC statutory tax rate and income tax expenses is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income before provision for income taxes	1,783,392	1,397,019	(773,359)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense / (benefit) at statutory tax rate	445,848	349,255	(193,340)
Non-deductible expenses	71,387	22,077	9,126
Research and development super deduction	(7,246)	(10,820)	(5,460)
Effect of income not taxable	(192,501)	(12,786)	—
Effect of tax holiday and preferential tax rate	(93,121)	(126,577)	(178,938)
Adjustment on current income tax of the prior periods	127	(384)	6
Effect of different tax rates of subsidiaries operating in other jurisdictions	23,190	14,518	13,641
Effect of accrual / reversal of withholding income tax	8,723	—	(20,000)
Debt relief income (ii)	—	1,286,791	—
Utilization of tax losses from the prior period (ii)	—	(1,452,828)	—
Change in valuation allowance	(62,120)	169,982	294,354
Income tax expenses/ (benefits)	194,287	239,228	(80,611)

The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(93,121)	(126,577)	(178,938)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.5055)	(0.6834)	(0.9924)
- Diluted	(0.4999)	(0.6786)	(0.9924)
(i)

As discussed in Note 2, starting from May 2018, the Group no longer provides quality assurance services to investors and related assurance program  liabilities were derecognized. The reversal of deferred tax assets associated with quality assurance program liabilities resulted in a decrease in deferred tax assets with a corresponding decrease in income tax expense. As a result, the current tax portion of income tax expenses for the year ended December 31, 2018 was a net income tax benefit.

(ii)

As discussed in Note 1, Zhuoyue unconditionally waived a net receivables amounting to RMB5,147 million from the Acquired Businesses, which resulted in an increase of income tax expenses amounting to RMB1,287 million. The carried over accumulated loss from prior periods were utilized during the year and resulted in a decrease of income tax expenses amounting to RMB1,453 million.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Liabilities from quality assurance program and guarantee	659	294
Deferred revenue	44,804	12,725
Refund liabilities	95,067	1,627
Accrued expenses and other liabilities	30,618	22,263
Fair value changes	11,609	18,114
Allowance for uncollectible receivables	95,989	107,994
Amortization difference of long-term assets	28,079	19,841
Accumulated losses carry over	152,341	32,683
Valuation allowance (i)	(252,660)	(39,516)
Total	206,506	176,025

Deferred tax liabilities:
Contract assets, net	318,543	167,949
Contract cost	58,882	21,110
Intangible assets	2,562	8,962
Total	379,987	198,021

Net deferred tax liabilities	(173,481)	(21,996)

(i)

The valuation allowance is considered on an individual entity basis. As of December 31, 2019 and 2020, the Company had tax operating loss carry forwards of RMB609,363 and RMB130,732 , respectively, which can be carried forward to offset taxable income. The net operating losses will expire in the years from 2021 to 2024 if not utilized. The Group has recognized a valuation allowance against deferred tax assets of RMB252,660 and RMB39,516 for the years ended December 31, 2019 and 2020, respectively.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under the PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for the EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2018, 2019 and 2020. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2020.

Under the EIT Law and its implementation rules, a withholding tax at 10%,  unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from the PRC-resident enterprises, such as the Company’s PRC subsidiaries. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%.  The Company believes that YouRace HK will apply the 10% withholding tax rate. On July 29, 2017, the Board also approved a semi-annual dividend policy. Under this policy, semi-annual dividends are set at an amount equivalent to approximately 15% of the Company’s anticipated net income after tax in each half year commencing from the second half of 2017, which are derived from the earnings of the Group’s PRC companies. On August 14, 2018, the Board decided to terminate the semi-annual dividend policy going forward.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and the consolidated VIEs that are available for distribution were approximately RMB5,138 million and RMB3,300 million as of December 31, 2019 and 2020, respectively. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in the PRC subsidiaries and the consolidated VIEs. However, the aggregate undistributed earnings of the Company’s subsidiaries and the consolidated VIEs and its subsidiaries located in the PRC that are available for distribution as of December 31, 2020 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.